Selected Statement of Operations Data - Selling, General and Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Comprised as follows:
Selling	$ 68,181	$ 62,308		$ 57,753
General and administrative	75,182	62,048		59,740
Selling, general and administrative expense	$ 143,363	$ 124,356	$ 117,493	$ 117,493